Private Placement Warrants and Recurring Fair Value Measurements (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Private Placement Warrants and Recurring Fair Value Measurements [Abstract]
Private placement warrants	173,333	173,333	173,333
Exercise price	$ 11.5		$ 11.5